CONDENSED CONSOLIDATED BALANCE SHEETS	Mar. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 1,969,250
Accounts receivable, net	345,439
Due from factor, net	590,253
Inventory	4,926,094
Prepaid expenses and other current assets	1,071,330
Total current assets	8,902,366
Property, equipment and software, net	71,803
Goodwill	10,103,812
Intangible assets, net	13,473,151
Deposits	110,962
Right of use asset	467,738
Total assets	33,129,832
Current liabilities:
Accounts payable	7,671,050
Accrued expenses and other liabilities	4,921,970
Deferred revenue	317,421
Due to related parties	452,055
Contingent consideration liability	12,098,475
Convertible note payable, net	100,000
Accrued interest payable	1,780,535
Note payable - related party	129,489
Loan payable, current	1,329,507
Promissory note payable, net	10,914,831
Right of use liability, current portion	425,654
Total current liabilities	40,140,987
Loans payable, net of current portion	798,759
Right of use liability	53,107
Total liabilities	40,992,853
Commitments and contingencies
Stockholders' deficit:
Additional paid-in capital	102,020,045
Accumulated deficit	(109,883,665)
Total stockholders' deficit	(7,863,021)
Total liabilities and stockholders' deficit	33,129,832
Undesignated preferred stock
Stockholders' deficit:
Preferred stock
Series A preferred stock
Stockholders' deficit:
Preferred stock
Series A Convertible Preferred Stock
Stockholders' deficit:
Preferred stock	1
Common stock
Stockholders' deficit:
Common stock, $0.0001 par, 1,000,000,000 shares authorized, 5,746,079 and 4,468,939 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	$ 598